Taxation - Current and Deferred Portions of Income Tax (Benefit)/Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current and deferred portion of income tax expense
Current income tax expense	¥ 594,149		¥ 352,036	¥ 74,046
Deferred income tax expense	(503,520)	$ (77,168)	59,923	58,176
Income tax expense	¥ 90,629	$ 13,890	¥ 411,959	¥ 132,222